Commitments and Contingencies (Details) - IPO [Member] $ / shares in Units, $ in Millions	Sep. 30, 2021 USD ($) $ / shares
Commitments and Contingencies (Details) [Line Items]
Price per unit (in Dollars per share) | $ / shares	$ 0.35
Initial public offering aggregate value	$ 4.0
Warrant liabilities	8.6
Deferred underwriting commission	4.0
Payment of trust account	$ 3.0